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                                                    UNITED STATES
                                         SECURITIES AND EXCHANGE COMMISSION
                                               Washington, D.C. 20549

                                                     FORM 24F-2
                                          Annual Notice of Securities Sold
                                               Pursuant to Rule 24f-2


1. Name and address of issuer:

                  Goldman Sachs Trust
                  71 South Wacker
                  Chicago, Illinois 60606

2. The Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                  Goldman Sachs Balanced Fund
                  Goldman Sachs Concentrated Growth Fund
          Goldman Sachs Capital Growth Fund Goldman Sachs CORE Large Cap Growth Fund Goldman Sachs CORE Large Cap Value Fund Goldman Sachs CORE Small Cap Equity Fund Goldman Sachs CORE U.S. Equity Fund Goldman Sachs Growth and Income Fund Goldman Sachs Growth Opportunities Fund Goldman Sachs Strategic Growth Fund Goldman Sachs Mid Cap Value Fund Goldman Sachs Small/Mid-Cap Growth Fund Goldman Sachs Small Cap Value Fund Goldman Sachs Asia Growth Fund Goldman Sachs CORE International Equity Fund Goldman Sachs Emerging Markets Equity Fund Goldman Sachs European Equity Fund Goldman Sachs International Equity Fund Goldman Sachs International Growth Opportunities Fund Goldman Sachs Japanese Equity Fund
                  Goldman Sachs Large Cap Value Fund
                  Goldman Sachs Research Select Fund

3. Investment Company Act File Number: 811-5349

         Securities Act File Number:  33-17619

4(a) Last day of fiscal year for which this Form is filed:

                           August 31, 2005

4(b)     [ ] Check box if this Form is being  filed  late  (i.e.,  more than 90 calendar  days  after the end of the  issuer's  fiscal
         year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c) [ ] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the fiscal year pursuant
                  to section 24(f):                       $ 8,480,763,132
                                                          ----------------

         (ii)     Aggregate price of securities redeemed or repurchased during the
                  fiscal year:                            $ 3,745,520,058
                                                          ---------------
         (iii)Aggregate price of securities
          redeemed or repurchased during any prior fiscal year ending earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission:                             $ 27,661,134,163
                                                  ---------------------------


         (iv) Total available redemption credits
          [add Items 5(ii) and 5(iii):            $ 31,406,654,221
                                                  --------------------------


         (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
          Item 5(iv) from Item 5(i)]:             $              0
                                                  ------------------------

         (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item
                  5(i)]:                              $ 22,925,891,089
                                         -----------------------------------

         (vii) Multiplier for determining registration fee (See
           Instruction C.9):                        x 0.0001177
                                                     -------------


         (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]
            (enter "0" if no fee is due):         =$             0
                                                   -------------------------


6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                        +$  0
8.                                                      Total of the amount of
                                                        the registration fee due
                                                        plus any interest due
                                                        [line 5(viii) plus line
                                                        7]: =$ 0

9.                                                      Date the registration
                                                        fee and any interest
                                                        payment was sent to the
                                                        Commission's lockbox
                                                        depository:

         Method of Delivery:

         [  ] Wire Transfer
         [  ] Mail or other means

                                                     SIGNATURES

This report has been signed below by the following persons on behalf of the issuers and in the capacities and on the dates indicated.

By (Signature and Title)*

                                                    Peter W.Fortner
                                                    Assistant Treasurer

Date:  November 11, 2005


*Please print the name and title of the signing officer below the signature